CONSOLIDATED BALANCE SHEETS (USD $)	Feb. 28, 2015	Feb. 28, 2014
Current assets
Cash and cash equivalents	$ 470,157,430	$ 269,930,571
Term deposits	21,229,763
Restricted cash-current	606,169	325,688
Short-term investment	765,611
Amounts due from related parties-current	159,502
Inventory	544,085	181,759
Deferred tax assets-current	4,562,034	3,281,063
Income tax receivable	3,222,529	9,824,333
Prepaid expenses and other current assets	38,185,411	16,833,208
Total current assets	539,432,534	300,376,622
Restricted cash-non-current	3,773,302	2,546,878
Property and equipment, net	93,575,648	78,625,191
Deferred tax assets-non-current	1,708,212	555,528
Rental deposit	11,034,812	7,322,438
Intangible assets, net	3,687,255	2,535,593
Goodwill	12,330,326	7,509,824
Amounts due from related parties-non-current	319,005
Long-term investments	97,359,075	27,137,239
Long-term prepayments and other non-current assets	9,194,468	989,454
Total assets	772,414,637	427,598,767
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $2,004,659 and $4,115,254 as of February 28, 2014 and 2015, respectively)	4,705,492	2,349,365
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to TAL Education Group of $102,488,333 and $154,982,001 as of February 28, 2014 and 2015, respectively)	177,639,939	132,401,062
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to TAL Education Group of $ nil and $ 22,077 as of February 28, 2014 and February 28, 2015, respectively)	22,077
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $18,920,194 and $30,106,008 as of February 28, 2014 and 2015, respectively)	43,988,602	27,423,992
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $3,661,860 and $4,193,507 as of February 28, 2014 and 2015, respectively)	6,136,813	4,519,807
Deferred tax liabilities -current (including deferred tax liabilities- current of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2014 and 2015, respectively)	62,100	62,100
Total current liabilities	232,555,023	166,756,326
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of $32,344 and $215,764 as of February 28, 2014 and 2015, respectively)	226,792	32,344
Bond payable (including bond payable of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 28, 2014 and 2015, respectively)	226,062,006
Long-term payable (including long-term payable of the consolidated VIEs without recourse to TAL Education Group of $813,696 and $nil as of February 28, 2014 and 2015, respectively)		813,696
Total liabilities	458,843,821	167,602,366
Commitments and contingencies (Note 17)
Equity
Additional paid-in capital	82,479,806	92,664,436
Statutory reserve	18,961,627	15,015,824
Retained earnings	207,522,766	144,311,994
Accumulated other comprehensive income	4,168,548	7,846,412
Total TAL Education Group's Equity	313,292,575	259,996,401
Noncontroling interest	278,241
Total equity	313,570,816	259,996,401
Total liabilities and equity	772,414,637	427,598,767
Class A Common shares
Equity
Common shares	88,372	78,204
Total equity	88,372	78,204
Class B Common shares
Equity
Common shares	71,456	79,531
Total equity	$ 71,456	$ 79,531